Financial instruments and financial risk factors - Schedule of timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 71,882	$ 61,338
Trade and other payables | Gulf of Mexico Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,884	13,170
Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,631	6,606
Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	47,461	58,437
Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15,827	10,389
Later than one year [member] | Trade and other payables | Gulf of Mexico Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,660	11,883
Within one year | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	59,618	48,497
Within one year | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,398	5,638
Within one year | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,978	5,370
Within one year | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,133	1,497
1 to 2 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,625	1,627
1 to 2 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	230	209
1 to 2 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,811	4,425
1 to 2 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,923	1,341
2 to 3 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,378	1,346
2 to 3 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	207	108
2 to 3 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,066	5,953
2 to 3 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,770	1,204
3 to 4 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,192	1,328
3 to 4 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	110	144
3 to 4 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,077	5,958
3 to 4 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,566	1,047
4 to 5 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,188	1,146
4 to 5 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	114	56
4 to 5 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,773	5,504
4 to 5 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,324	896
5 to 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,109	5,695
5 to 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	348	218
5 to 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,621	16,483
5 to 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,283	2,705
Over 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	772	1,699
Over 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	224	233
Over 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,135	14,744
Over 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,828	$ 1,699